Personnel expenses - Disclosure of Defined Benefit Plan, Expense Recognized in Profit or Loss and Other Comprehensive Income (Details) - CHF (SFr) SFr in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of defined benefit cost in profit or loss
Current service cost (employer)		SFr 3,097	SFr 3,033	SFr 2,053
Past service cost		(94)	0	(105)
Interest expense on defined benefit obligation		114	103	356
Interest income on plan assets		(86)	(80)	(304)
Administrative cost excl. cost for managing plan assets		27	24	18
Defined benefit cost recognized in profit or loss		3,059	3,080	2,018
thereof service cost and administrative cost		3,031	3,057	1,966
thereof net interest expense on the net defined benefit liability		28	23	52
Reconciliation of amount recognized in OCI
Actuarial (gain) / loss on changes in financial assumptions		(2,303)	0	4,774
Actuarial (gain) / loss on changes in demographic assumptions		(2,432)	0	0
Actuarial (gain) / loss arising from experience adjustments		(773)	335	963
Actuarial (gain)/loss on defined benefit obligation		(5,508)	335	5,737
Return on plan assets excluding interest income		(2,504)	1,179	(1,026)
Remeasurement of net pension liabilities	[1]	(8,012)	1,514	4,711
Contributions by the employer		SFr 2,060	SFr 1,834	SFr 1,724

[1]	See note 18